Prepayments And Other Current Assets - Summary Of Prepayments And Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government grants receivable	[1]	¥ 1,279,838		¥ 1,393,658
Funds receivable from third party payment channels		129,224		129,325
Advances to suppliers		291,413		81,530
Interest receivable		158,197		248,541
VAT recoverable and prepaid income taxes		127,097		145,423
Others		64,011		35,950
Total		¥ 2,049,780	$ 288,705	¥ 2,034,427

[1]	Government grants receivable represents the government grants from local governments to incentivize the freight brokerage service.